Investments in joint ventures	12 Months Ended
Dec. 31, 2019
Investments in joint ventures
Investments in joint ventures

9.   Investments in joint ventures

	As of
	December 31,
(in thousands of U.S. dollars)	2019	2018
Accumulated earnings of joint ventures	$3,270	$—
Accumulated losses of joint ventures	$—	$(2,808)

The Partnership has a 50% interest in each of SRV Joint Gas Ltd. (owner of the Neptune) and SRV Joint Gas Two Ltd. (owner of the Cape Ann). The following table presents the summarized financial information of the joint ventures on a 100% combined basis.

	Year ended
	December 31,
(in thousands of U.S. dollars)	2019	2018	2017
Time charter revenues	$77,051	79,654	$84,330
Accrual historical boil-off claim (note 18)	—	—	(23,700)
Other income	7,814	6,684	—
Total revenues	84,865	86,338	60,630
Operating expenses	(18,088)	(21,864)	(17,256)
Depreciation and amortization	(20,524)	(20,065)	(20,244)
Impairment of long-lived assets (1)	(149)	—	—
Operating income	46,104	44,409	23,130
Unrealized gain (loss) on derivative instruments	(10,418)	16,992	14,388
Other financial expense, net	(24,144)	(26,140)	(27,854)
Net income (loss)	$11,542	35,261	$9,664
Share of joint ventures owned	50%	50%	50%
Share of joint ventures net income (loss) before eliminations	5,771	17,631	4,832
Eliminations	307	307	307
Equity in earnings (losses) of joint ventures	$6,078	17,938	$5,139
(1)	At the completion of the class renewal survey of the Neptune, certain equipment was identified that was impaired.

	As of
	December 31,
(in thousands of U.S. dollars)	2019	2018
Cash and cash equivalents	$17,897	$7,958
Restricted cash	9,250	13,844
Other current assets	973	1,894
Total current assets	28,120	23,696
Restricted cash	34,650	25,448
Vessels, net of accumulated depreciation	521,060	539,324
Deferred charges	—	194
Total long-term assets	555,710	564,966
Current portion of long-term debt	28,297	26,599
Amounts and loans due to owners and affiliates	629	1,215
Derivative instruments	13,089	10,178
Refund liabilities	26,691	26,055
Other current liabilities	10,327	8,924
Total current liabilities	79,033	72,971
Long-term debt	375,091	403,052
Loans due to owners and affiliates	7,663	7,071
Derivative instruments	59,070	51,563
Other long-term liabilities	40,952	43,526
Total long-term liabilities	482,776	505,212
Net assets (liabilities)	$22,021	$10,479
Share of joint ventures owned	50%	50%
Share of joint ventures net assets (liabilities) before eliminations	11,011	5,240
Eliminations	(7,741)	(8,048)
Accumulated earnings (losses) of joint ventures	$3,270	$(2,808)